SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Impairment of long-lived assets (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Long-lived asset impairment loss	¥ 38	¥ 36
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true